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                                                 March 30, 2005


Via Electronic Transmission

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549


               RE:  Marsulex Inc.
                    Commission File No. 333-9410
                    Annual Report on Form 20-F
                    --------------------------

Dear Ladies and Gentlemen:

         On behalf of Marsulex Inc., a corporation organized under the laws of Canada (the "Company"), enclosed herewith for filing, pursuant to Rule 13a-1 under the Securities Exchange Act of 1934, as amended, is the Company's Annual Report on Form 20-F for the year ended December 31, 2004, submitted via EDGAR in accordance with Regulation S-T.

         Please telephone the undersigned if you have any questions or need any additional information.

                                            Very truly yours,

                                            /S/ KAREN PAPADOPOULOS

                                            Karen Papadopoulos